CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contingent liabilities
Contingent liabilities	£ 2,894	£ 3,251
Acceptances and endorsements [Member]
Contingent liabilities
Contingent liabilities	74	194
Other items serving as direct credit subsitutes [Member]
Contingent liabilities
Contingent liabilities	366	632
Performance bonds and other transaction-related contingencies [Member]
Contingent liabilities
Contingent liabilities	2,454	2,425
Other contingent liabilities [member]
Contingent liabilities
Contingent liabilities	£ 2,820	£ 3,057